Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2018
Performance share units (PSUs) [member]
Disclosure of other equity instruments [Line Items]
Actual performance factor achieved during completed performance period	0.00%